SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of common stock reflected in the balance sheets - USD ($)		6 Months Ended	12 Months Ended
	Feb. 09, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption, beginning		$ 54,618,469	$ 203,420,202	$ 201,250,000
Less:
Redemption	$ (53,947,064)	(53,947,064)	(152,810,179)
Withdraw for taxes	(1,195,566)	(1,195,566)
Reclass to permanent equity	$ (68,418)	(68,416)
Plus:
Accretion of carrying value to redemption value		$ 592,577	4,008,446	2,170,202
Common Stock subject to possible redemption, ending			$ 54,618,469	$ 203,420,202